Interests in associates, joint ventures and other investments - Additional Information (Details) - GBP (£)	Dec. 31, 2022	Dec. 31, 2021
Imagina Spain
Disclosure of principal associates and joint ventures [line items]
Market value of equity interests		£ 0
Cumulative share of unrecognised losses		23,000,000
Kantar US
Disclosure of principal associates and joint ventures [line items]
Cumulative share of unrecognised losses	£ 29,500,000
ROW Chain
Disclosure of principal associates and joint ventures [line items]
Cumulative share of unrecognised losses	33,800,000
Associates and Other Investments
Disclosure of principal associates and joint ventures [line items]
Capital commitments contracted	£ 3,200,000	£ 5,400,000